Disposal of Subsidiaries - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2016	May 31, 2016	May 31, 2018
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on disposal of subsidiaries		$ 3,760
Equity ownership interest			50.00%
Beijing Dianshi jingwei Technology Co.,Ltd [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of equity interest sold	51.00%
Cash consideration	$ 2,325
Gain on disposal of subsidiaries		$ 3,760
Equity ownership interest			49.00%